Trade and other receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade and other receivables
Indirect tax receivable	$ 377	$ 1,781
Other receivables	515	5	$ 53
Trade receivable due from related parties	6,418	31,456
Trade and other receivables	$ 7,310	$ 33,242	$ 53
Average credit period	13 days	14 days